Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits
Schedule of employee welfare benefits expenses

	For the Year Ended December 31,
	2018	2019	2020
	RMB in thousands
Contributions to medical and pension schemes	158,113	215,553	195,655
Other employee benefits	23,958	24,180	40,216

Total	182,071	239,733	235,871